Short-term borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-term borrowings

8. Short-term borrowings

The balance of short-term borrowings consisted of the following:

	Annual Interest		As of December 31,
	Rate	Maturity	2022	2023
			RMB	RMB
Bank of Ningbo	3.9%-4.1%	June, 2024	5,921	19,381
Bank of Beijing	3.00%-3.45%	July, 2024	-	10,000
Bank of China	2.35%	November, 2024	-	5,000
China Merchants Bank	3.20%-3.25%	April, 2024	-	5,000
Total			5,921	39,381

Interest expenses were nil, RMB30 and RMB919 for short-term borrowings for the years ended December 31, 2021, 2022 and 2023, respectively. The weighted average interest rates of short-term borrowings were nil, 4.27% and 3.89% as of December 31, 2021, 2022 and 2023, respectively.

Beijing Yizhuang International Financing Guarantee Co., Ltd provided RMB2,000 guarantee and Beijing Zhongguancun Technology Financing Guarantee Co., Ltd provided RMB3,000 guarantee for the borrowing from China Merchants Bank. The corporate counter-guarantee provided by Mr. Howard Lee and Luogaoshi were equivalent to the amount of credit granted to Lucas China.

Ms. Luting Meng, owned 100% equity interests of MLT Holding Limited which has 8.1% beneficial ownership of the Group as of the date, provided RMB5,000 guarantee for the borrowing from Bank of China.

The Group repaid an aggregate total RMB17,221 of borrowings from January 2024 to April 2024. From January 2024 to April 2024, the Group obtained five short term bank loans from Bank of Ningbo for an aggregate total of RMB17,829 and one short term bank loan from China’s Industrial Bank of RMB10,000, which to be due from July 2024 to March 2025.These bank loans bear interest rate from 3.2% to 4.5%.